INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

15.                               INCOME TAXES

The current and deferred components of income tax expense are as follows:

	Years ended December 31,
	2010	2011	2012
Current tax expense
- PRC and Hong Kong	$1,725	$968	$5,295
- Japan	136	78	41
- U.S.	102	330	10
- Singapore	374	1,006	670
- Australia	—	—	91
	2,337	2,382	6,107
Deferred tax expense (benefit)
- PRC and Hong Kong	34	(881)	(2,070)
- Japan	266	(42)	(102)
- U.S.	(646)	241	(2,486)
- Singapore	(57)	18	(81)
- Europe	—	—	(3)
- Australia	—	—	(155)
	(403)	(664)	(4,897)
Income tax expense	$1,934	$1,718	$1,210

Cayman Islands

Pactera International and VanceInfo Technology are tax-exempted companies incorporated in the Cayman Islands and are not subject to tax on income or capital gains.

British Virgin Islands

HiSoft Holdings, HiSoft Systems Holdings, Pactera BVI and Pactera Financial Solutions are exempted from income tax in the British Virgin Islands where they were incorporated.

Hong Kong

Hisoft Hong Kong was established in Hong Kong in October 2005.  In 2007, it was subject to Hong Kong profit tax at 17.5%.  Beginning from 2008, the Hong Kong profit tax rate has been changed to 16.5%.

TP HK was established in Hong Kong in October 1994. It has been subject to Hong Kong profit tax at 16.5% from 2008.

TP Teleservices was established in Hong Kong in October 1998. It has been subject to Hong Kong profit tax at 16.5% from 2008.

TP Taiwan was established in Hong Kong in October 1994. It has been subject to Hong Kong profit tax at 16.5% from 2008.

TP Consultants was established in Hong Kong in November 1987 and was acquired in 2011. It has been subject to Hong Kong profit tax at 16.5% from 2008.

Pactera HK was established in Hong Kong in March 2007.  In 2007, it was subject to Hong Kong profit tax at 17.5%.  Beginning from 2008, the Hong Kong profit tax rate has been changed to 16.5%.

LW Technology and LW Data were acquired in 2011. They are subject to Hong Kong profit tax at 16.5%.

Pactera Financial Service was acquired in 2010. It is subject to Hong Kong profit tax at 16.5%.

Japan

Pactera Japan, ISL and Newton were established in Japan and are subject to Japanese income taxes at 42%.

VanceInfo Japan was established in Japan and is subject to Japanese income taxes at 18%.

Singapore

Pactera Singapore, AllianceSPEC and VanceInfo Singapore are subject to Singapore income taxes at rate of 17%.

The United States

DMK International, Hisoft Envisage, Wave, Echo Lane NouvEON, and Pactera USA were established in the United States and are subject to the U.S. federal income taxes at gradual rates from 15% to 39% and state income taxes of 6%, 8.84%, 1%, 8.84%, 6.9%, and 8.84%,respectively.

Spain

Logoscript International S.L. and Logoscript S.L. were established in Spain and subject to the Spanish income tax at the rate of 30%.

Australia

Bearing Point is subject to Australian income taxes at the rate of 30%.

VanceInfo Australia was established in Australia in July 2010. It has been subject to corporate income tax at 30% from 2010.

Malaysia

Pactera Malaysia was established in Malaysia in June 2008. It is subject to corporate income tax at 25%.

PRC

Prior to January 1, 2008, the Group’s PRC entities are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws.

On March 16, 2007, the National People’s Congress adopted the Enterprise Income Tax Law (“the New EIT Law”) which became effective on January 1, 2008.  The New EIT Law applies a uniform 25% enterprise income tax rate to both foreign-invested enterprises and domestic enterprises except for certain entities that enjoy preferential tax rates, which are lower than the statutory rates, as described below.

Under the New EIT Law, an enterprise which qualifies as a “high and new technology enterprise” (“the new HNTE”) is entitled to a tax rate of 15%.  HiSoft Chengdu, HiSoft Dalian, HiSoft Beijing, HURO and Glory obtained the new HNTE status in 2011, while Hisoft Jinxin in 2012.  Beijing DPC was qualified for the new HNTE from 2011 to 2013. VanceInfo Beijing obtained the new HNTE in 2008, and it is eligible to a three-year exemption and a three-year 50% reduction in EIT from 2005. As such it is entitled to the preferential tax rate of 7.5% from 2008 to 2010. The HNTE certificate was renewed in 2011 and is entitled to the preferential tax rate 15% in 2011 and 2012. It was further recognized as a “key software enterprise under the State plan” in 2012, which would entitle it to a 10% preferential income tax rate in 2011 and 2012 if the certificate was obtained before May 31, 2013.

On November 5, 2010, the Ministry of Finance, the Ministry of Commerce and the State Administration of Taxation jointly issued the Notice on the Relevant Enterprise Income Tax Polices on Advanced Technology Service Enterprises, or Notice 65, with retroactive effect from July 1, 2010.  Under Notice 65, enterprises which qualify as “advanced technology service enterprises” are entitled to enjoy the tax rate of 15% from July 1, 2010 to December 31, 2013.  In 2010, HiSoft Shenzhen was qualified as an “Advanced Technology Service Enterprise” and entitled to an income tax rate of 15% from January 1, 2010 to December 31, 2013.

The ministry of finance, the State Administration of Taxation and the Customs jointly issued the Notice on the Relevant Enterprise Income Tax Polices on encouraging the software and IC industry development questions, enterprises which obtained the certificate of new setup software enterprise (“NSE”) was entitled to an two-year exemption and three-year half reduction of EIT. HiSoft Wuxi, VanceInfo Nanjing, VanceInfo Shenzhen were qualified for the Polices in 2012.

The State Administration of Taxation issued the Notice on the Relevant Enterprise Income Tax Polices on further encouraging the software and IC industry development, the key software and IC design enterprises in the state planning layout which was not enjoy tax breaks, shall be levied at a reduced tax rate of 10%.  Hisoft Dalian, VanceInfo Beijing and VanceInfo Shanghai were entitled to the key software and IC design enterprise in 2012 and enjoyed a tax rate at 15%, and would enjoy 10% rate in 2011 and 2012 if the certificate was obtained before May 31 2013.

The preferential tax rates, which are rates enjoyed by the PRC entities of the Group, different from the statutory rates, are presented in the following table.

Subsidiaries	0%	7.5%	10%	12.5%	15%	18%	20%

HiSoft Dalian (1)	—	—	—	2008-2009	2010-2013	—	—
HiSoft Shenzhen (3)	—	—	—	—	2010-2013	2008	2009
HiSoft Chengdu (1)	—	—	—	—	2008-2013	—	—
HiSoft Beijing (1)	2008	2009-2010	—	—	2011-2013	—	—
HiSoft Wuxi (2)	2010-2011	—	—	2012-2013	—	—	—
HURO (1)	—	—	—	—	2011-2013	—	—
Hisoft Jinxin (1)	—	—	—	—	2012-2013	—	—
Glory (1)	—	—	—	—	2011-2013	—	—
VanceInfo Beijing (4)	—	2008-2010	—	—	2011-2013	—	—
VanceInfo Nanjing (5)	2009-2010	—	—	2011-2013	—	—	—
VanceInfo Shenzhen (6)	2010-2011	—	—	2012-2013	—	—	—
Beijing DPC (7)	—	—	—	—	2011-2013	—	—
VanceInfo Shanghai (8)	—	—	2009		2010-2013	—	—

(1)                                 The new HNTE status obtained by HiSoft Dalian, HiSoft Chengdu, HiSoft Beijing, HURO and Glory in 2011, while Hisoft Jinxin in 2012, under the New EIT Law is valid for three years and qualifying entities can re-apply for an additional three years provided their business operations continue to qualify for the new HNTE status.

(2)                                HiSoft Wuxi was certified as software enterprise in 2010.  Starting from 2010, HiSoft Wuxi is entitled to a two-year tax exemption followed by a three-year of 50% deduction of its income tax.

(3)                                In 2010, HiSoft Shenzhen was certified as “Advanced Technology Service Enterprise” and entitled to an income tax rate of 15% from January 1, 2010 to December 31, 2013.

(4)                                 VanceInfo Beijing obtained the new HNTE in 2008, and it is eligible to a three-year exemption and a three-year 50% reduction in EIT from 2005. As such it is entitled to the preferential tax rate of 7.5% from 2008 to 2010.   The HNTE certificate was renewed in 2011 and is entitled to the preferential tax rate 15% from 2011, As it was further recognized as a “key software enterprise under the State plan” in 2012, which would entitled it to a 10% preferential income tax rate in 2011 and 2012 if the certificate was obtained before May 31, 2013.

(5)                                 VanceInfo Nanjing obtained the certificate of new setup software enterprise in 2009 and was entitled to an exemption of EIT from 2009 to 2010 and 50% reduction for the subsequent three years at the preferential tax rate of 12.5% from 2011 to 2013.

(6)                                 VanceInfo Shenzhen obtained the approved newly established IC design software enterprise and qualified software enterprise in 2010 and was entitled to an exemption of EIT in 2010 and 2011 and 50% reduction for the subsequent three years at the preferential tax rate of 12.5% from 2012 to 2014.

(7)                                 DPC was qualified for the new HNTE and the certificate was renewed in 2012.  As such, it is liable for 15% tax rate from 2011 to 2013.

(8)                                 VanceInfo Shanghai was qualified as the new HNTE in December 2009,and was further recognized as a “key software enterprise under the State plan” in December 2009, which entitled it to a 10% preferential income tax rate in 2009. VanceInfo Shanghai obtained the advanced technology service enterprises and was subject to 15% from 2010 to 2012.   As it was further recognized as a “key software enterprise under the State plan” in 2012, which would entitled it to a 10% preferential income tax rate in 2011 and 2012 if the certificate was obtained before May 31, 2013.

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	Years ended December 31,
	2010	2011	2012
Deferred tax assets
Gross	$4,946	$5,949	$16,829
Less: Valuation allowance	(4,172)	(5,033)	(4,596)
Total net deferred tax assets	774	916	12,233
Represented by:
Deferred tax assets - current:
Allowance for doubtful accounts	1,667	1,954	2,742
Accrued expenses	286	131	6,217
Total deferred taxes assets - current	1,953	2,085	8,959
Less: Valuation allowance	(1,667)	(1,462)	(19)
Net deferred tax assets - current, net	286	623	8,940
Deferred tax assets - non-current:
Net operating losses	2,913	3,811	6,975
Depreciation	80	53	895
Total deferred taxes assets - non-current	2,993	3,864	7,870
Less: Valuation allowance	(2,505)	(3,571)	(4,577)
Net deferred tax assets - non-current, net	488	293	3,293
Current deferred tax liabilities:
Depreciation	(13)	(8)	—
Unbilled account receivables	—	—	(411)
Current deferred tax liabilities	(13)	(8)	(411)
Non-current deferred tax liabilities:
Intangible assets	(614)	(3,017)	(11,145)
Depreciation	(25)	(88)	(116)
Non-current deferred tax liabilities	$(639)	$(3,105)	$(11,261)

The Group operates through multiple subsidiaries and VIE and the valuation allowance is considered on each individual subsidiary and VIE basis.  The subsidiaries and VIE registered in the PRC have total net operating loss carry forwards of $2,907 and $5,313 as of December 31, 2011 and 2012 which will expire on various dates between December 31, 2012 and December 31, 2016.  Valuation allowances have been established because the Group believes that either it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in future, or the amount involved is not significant.

Reconciliation between income tax expense computed by applying the PRC tax rate to income before income tax and the income tax expense is as follows:

	Years ended December 31,
	2010	2011	2012

Tax expenses at statutory tax rate in PRC	$3,498	$5,029	$1,128
Permanent differences	346	551	314
Different tax jurisdictions	(270)	306	3,253
Tax holiday in PRC	(4,853)	(4,788)	(3,102)
Increase in valuation allowance	2,303	861	(437)
Other	910	(241)	54
Income tax expense	$1,934	$1,718	$1,210

Certain consolidated entities of the Group enjoy tax holidays granted by the local tax authorities. Without the tax holidays, the Group’s income tax expense would have increased by $4,853, $4,788 and $3,102 for the years ended December 31, 2010, 2011 and 2012, respectively. The impact of the tax holidays on basic net income per ordinary share was an increase of $0.21, $0.12 and $0.07 for the years ended December 31, 2010, 2011 and 2012, respectively.  The impact of the tax holidays on diluted net income per ordinary share was an increase of $0.13, $0.11 and $0.06 for the years ended December 31, 2010, 2011 and 2012, respectively.

The components of consolidated income before income tax expense as either domestic or foreign are as follows:

	Years ended December 31,
	2010	2011	2012

Domestic (Cayman Islands)	$(5,274)	$(7,125)	$(22,937)
Foreign (PRC)	24,460	18,873	19,795
Foreign (Others)	(5,195)	8,368	7,654
Income before income tax expense	$13,991	$20,116	$4,512

As of January 1, 2007, the Group recognized a $969 liability for unrecognized tax benefits which was accounted for as a reduction to the balance of retained earnings.  The Group recognized $84 of interest and penalties as part of its income taxes for the year ended December 31, 2007. The Group had no change in its unrecognized tax benefits since 2007.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status.  The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC.  The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc, occurs within the PRC.  Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes.  If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax.  In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by the resident in Hong Kong, the withholding tax would be 5%, but that is subject to the interpretation of Circular No. 601 issued by the State Administration of Taxation, under which the Company’s Hong Kong subsidiary might not be considered to be the beneficial owner of any such dividends and in that case the withholding tax rate would be 10%.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately $44,241, $79,611 and $179,601 as of December 31, 2010, 2011 and 2012 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.  The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

The Group is subject to taxation in the U.S. at federal and various states level and also foreign jurisdictions.  There are no ongoing examinations by tax authorities at this time.  The Group’s various tax years from 2007 to 2012 remain open in various tax jurisdictions.